Annual Total Returns - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund - Class A
Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	10.80%
Annual Return 2015	(5.62%)
Annual Return 2016	16.64%
Annual Return 2017	18.92%
Annual Return 2018	(5.64%)
Annual Return 2019	27.79%
Annual Return 2020	27.04%
Annual Return 2021	28.01%
Annual Return 2022	(20.08%)
Annual Return 2023	27.88%